Employee benefit expense - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Classes of employee benefits expense [abstract]
Increase (decrease) in employee benefits expense	€ 7.2
Increase (decrease) in termination benefits expense	4.3
Increase (decrease) in social security contributions, termination benefits	2.8
Provision released (recognized), employer contribution costs on share-based compensation plans	€ (1.4)	€ 1.6	€ 1.6
Average number of employees | employee	694	695	684